INVESTMENT IN AN ASSOCIATE (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of associates [abstract]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates

The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG's
	Number of		common shares per
	shares	Amount	quoted market price
Balance April 1, 2018	39,280,900	$38,001	$50,266
Purchase from open market	65,400	107
Share of net loss		(330)
Share of other comprehensive income		398
Impairment recovery		1,899
Foreign exchange impact		(1,372)
Balance March 31, 2019	39,346,300	$38,703	$69,783
Purchase from open market	502,600	861
Exercise of warrants	1,500,000	2,349
Participation in public offering	1,247,606	3,820
Share of net loss		(1,276)
Share of other comprehensive income		1,077
Dilution gain		723
Disposal of common shares held by the associate		1,127
Foreign exchange impact		(2,829)
Balance March 31, 2020	42,596,506	$44,555	$148,624

Schedule of Financial Information for Investment

Summarized financial information for the Company&8217;s investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2020 (1)	2019 (1)
Income from investments	$494	$576
General and administrative expense	(3,824)	(2,286)
Foreign exchange gain	669	542
Impairment charge	(586)	-
Other income	-	7
Net loss of associate	$(3,247)	$(1,161)
Adjustments to net loss of associate	(1,170)	23
Net loss of associate qualified for pick-up	$(4,417)	$(1,138)
Company&8217;s share of net loss	$(1,276)	$(330)

	March 31, 2020(1)	March 31, 2019(1)
Current assets	$29,012	$17,233
Non-current assets	74,989	62,568
Total assets	$104,001	$79,801
Current liabilities	1,409	675
Long-term liabilities	-	197
Total liabilities	1,409	872
Net assets	$102,592	$78,929
Company&8217;s share of net assets of associate	$29,575	$23,371

(1)NUAG&8217;s fiscal year-end is on June 30. NUAG&8217;s quarterly financial results were used to compile the financial information that matched with the Company&8217;s year-end on March 31.